UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
________

FORM N-PX
________

  ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc. 527 Madison Avenue New York, New York 10022 Attention: Michael W. Stamm

(copy to) Davis Polk & Wardwell 450 Lexington Avenue New York, New York 10017 Attention: Nora Jordan

Registrant’s telephone number, including area code: (212) 750-8585

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – June 30, 2006

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council of Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote; and

(i)	Whether the registrant cast its vote for or against management.

Item 1. Proxy Voting Record

WP Stewart & Co Growth Fund Inc.
Proxy Voting July 1, 2005 - June 30, 2006

Name of Issuer	Ticker Symbol	CUSIP Number	Record Date	Meeting Date	Matters voted on	Proposed by Issuer/Stockholder	Voted/ Not Voted	Vote Casted For/Against/ Abstain/Withold	Management Recommendation

Walgreen Co.	WAG	931422109	11/14/2005	1/11/2006	Elect director David W. Bernauer	Issuer	Voted	For	For
					Elect director William C. Foote	Issuer	Voted	For	For
					Elect director James J. Howard	Issuer	Voted	For	For
					Elect director Alan G. McNally	Issuer	Voted	For	For
					Elect director Cordell Reed	Issuer	Voted	For	For
					Elect director Jeffrey A. Rein	Issuer	Voted	For	For
					Elect director David Y. Schwartz	Issuer	Voted	For	For
					Elect director John B. Schwemm	Issuer	Voted	For	For
					Elect director James A. Skinner	Issuer	Voted	For	For
					Elect director Marilou M. Von Ferstel	Issuer	Voted	For	For
					Elect director Charles R. Walgreen III	Issuer	Voted	For	For
					Ratification of auditors Deloitte & Touche	Issuer	Voted	For	For
Approval of the amended and restated Walgreen Co. Executive
					Stock Option Plan	Issuer	Voted	For	For

Amgen Inc.	AMGN	31162100	3/13/2006	5/10/2006	Elect director Frederick W. Gluck	Issuer	Voted	For	For
					Elect director ADM J. Paul Reason	Issuer	Voted	For	For
					Elect director Dr. Donald B. Rice	Issuer	Voted	For	For
					Elect director Leonard D. Schaeffer	Issuer	Voted	For	For
					Ratification of auditors - Ernst & Young	Issuer	Voted	For	For
					Proposal #1 (Stock retention guidelines)	Shareholder	Voted	Against	Against
					Proposal #2 (Executive compensation)	Shareholder	Voted	Against	Against
					Proposal #3 (Shareholder rights plan)	Shareholder	Voted	Against	Against
					Proposal #4 (Animal welfare policy)	Shareholder	Voted	Against	Against
					Proposal #5 (Majority elections)	Shareholder	Voted	Against	Against
					Proposal #6 (Corporate political contributions)	Shareholder	Voted	For	For

General Electric Co.	GE	369604103	2/27/2006	4/26/2006	Elect director James I. Cash	Issuer	Voted	For	For
					Elect director William M. Castell	Issuer	Voted	For	For
					Elect director Ann M. Fudge	Issuer	Voted	For	For
					Elect director Claudio X. Gonzalez	Issuer	Voted	For	For
					Elect director Jeffrey R. Immelt	Issuer	Voted	For	For
					Elect director Andrea Jung	Issuer	Voted	For	For
					Elect director Alan G. Lafley	Issuer	Voted	For	For
					Elect director Robert W. Lane	Issuer	Voted	For	For
					Elect director Ralph S. Larsen	Issuer	Voted	For	For
					Elect director Rochelle B. Lazarus	Issuer	Voted	For	For
					Elect director Sam Nunn	Issuer	Voted	For	For
					Elect director Roger S. Penske	Issuer	Voted	For	For
					Elect director Robert J. Swieringa	Issuer	Voted	For	For
					Elect director Douglas A. Warner III	Issuer	Voted	For	For

					Elect director Robert C. Wright	Issuer	Voted	For	For
					Ratification of auditors	Issuer	Voted	For	For
					Proposal regarding cumulative voting	Shareholder	Voted	Against	Against
					Proposal regarding curbing over-extended directors	Shareholder	Voted	Against	Against
Proposal regarding appointing one director from the ranks of
					retirees	Shareholder	Voted	Against	Against
					Proposal regarding independent board chairman	Shareholder	Voted	Against	Against
					Proposal regarding director election majority vote standard	Shareholder	Voted	Against	Against
					Proposal regarding report on global warming science	Shareholder	Voted	Against	Against

Kellogg Co.	K	487836108	3/1/2006	4/21/2006	Elect director John T. Dillon	Issuer	Voted	For	For
					Elect director James M. Jenness	Issuer	Voted	For	For
					Elect director L. Daniel Jorndt	Issuer	Voted	For	For
					Elect director William D. Perez	Issuer	Voted	For	For
					Ratification of auditors	Issuer	Voted	For	For
					Approval of Kellogg Co. senior executive annual incentive plan	Issuer	Voted	For	For
					Prepare sustainability report	Shareholder	Voted	Against	Against

Johnson & Johnson	JNJ	478160104	2/28/2006	4/27/2006	Elect director Mary S. Coleman	Issuer	Voted	For	For
					Elect director James G. Cullen	Issuer	Voted	For	For
					Elect director Robert J. Darretta	Issuer	Voted	For	For
					Elect director Michael M.E. Johns	Issuer	Voted	For	For
					Elect director Ann D. Jordan	Issuer	Voted	For	For
					Elect director Arnold G. Langbo	Issuer	Voted	For	For
					Elect director Susan L. Lindquist	Issuer	Voted	For	For
					Elect director Leo F. Mullin	Issuer	Voted	For	For
					Elect director Christine A. Poon	Issuer	Voted	For	For
					Elect director Charles Prince	Issuer	Voted	For	For
					Elect director Steven S. Reinemund	Issuer	Voted	For	For
					Elect director David Satcher	Issuer	Voted	For	For
					Elect director William C. Weldon	Issuer	Voted	For	For
Approval of amendments to the restated Certificate of
					Incorporation	Issuer	Voted	For	For
					Ratification of auditors - PricewaterhouseCoopers	Issuer	Voted	For	For
					Proposal on charitable contributions	Shareholder	Voted	Against	Against
					Proposal on majority voting requirements for director nominees	Shareholder	Voted	Against	Against

Home Depot Inc	HD	437076102	3/28/2006	5/25/2006	Elect director Gregory D. Brenneman	Issuer	Voted	For	For
					Elect director John L. Clendenin	Issuer	Voted	For	For
					Elect director Claudio X. Gonzalez	Issuer	Voted	For	For
					Elect director Milledge A. Hart III	Issuer	Voted	For	For
					Elect director Bonnie G. Hill	Issuer	Voted	For	For
					Elect director Laban P. Jackson	Issuer	Voted	For	For
					Elect director Lawrence R. Johnston	Issuer	Voted	For	For
					Elect director Kenneth G. Langone	Issuer	Voted	For	For
					Elect director Angelo R. Mozilo	Issuer	Voted	For	For
					Elect director Robert L. Nardelli	Issuer	Voted	For	For
					Elect director Thomas J. Ridge	Issuer	Voted	For	For
					Ratification of auditors - KPMG	Issuer	Voted	For	For

					Proposal regarding committee report	Shareholder	Voted	For	Against
					Proposal regarding employment diversity report disclosure	Shareholder	Voted	Against	Against
					Proposal regarding Chairman & CEO	Shareholder	Voted	Against	Against
					Proposal regarding method of voting for directors	Shareholder	Voted	Against	Against
					Proposal regarding retirement benefits	Shareholder	Voted	For	Against
					Proposal regarding political contributions	Shareholder	Voted	Against	Against
					Proposal regarding governing documents	Shareholder	Voted	Against	Against
					Proposal regarding political nonpartisanship	Shareholder	Voted	Against	Against

Marriott International Inc	MAR	571903202	3/7/2006	4/28/2006	Elect director Richard S. Braddock	Issuer	Voted	For	For
					Elect director Floretta Dukes McKenzie	Issuer	Voted	For	For
					Elect director Lawrence M. Small	Issuer	Voted	For	For
					Ratification of auditors - Ernst & Young	Issuer	Voted	For	For
Approval of amendments to the Charter to declassify the Board of
					Directors and establish annual election of all directors	Issuer	Voted	For	For
Proposal to require election of directors by a majority of votes cast
					at an annual meeting	Shareholder	Voted	For	For

Qualcomm Inc.	QCOM	747525103	1/6/2006	3/7/2006	Elect director Richard C. Atkinson	Issuer	Voted	For	For
					Elect director Diana Lady Dougan	Issuer	Voted	For	For
					Elect director Peter M. Sacerdote	Issuer	Voted	For	For
					Elect director Marc I. Stern	Issuer	Voted	For	For
Approve amendments to the Company's restated certificate of
incorporation to eliminate the classified board and cumulative
					voting	Issuer	Voted	For	For
Approve the combination of the Company's equity compensation plans as the 2006 long term incentive plan and an increase in the
					share reserve by 65,000,000 shares	Issuer	Voted	For	For
					Ratification of auditors - PricewaterhouseCoopers	Issuer	Voted	For	For
Approve any adjournments of the meeting to another time or
place, if necessary in the judgement of the proxy holders, for the purpose of soliciting additional proxies in favor of any of the
					foregoing proposals	Issuer	Voted	For	For

Target Corp.	TGT	87612 E106	3/20/2006	5/17/2006	Elect director Richard M. Kovacevich	Issuer	Voted	For	For
					Elect director George W. Tamke	Issuer	Voted	For	For
					Elect director Solomon D. Trujillo	Issuer	Voted	For	For
					Elect director Robert J. Ulrich	Issuer	Voted	For	For
					Ratification of auditors - Ernst & Young	Issuer	Voted	For	For
					Proposal regarding political contributions	Shareholder	Voted	Against	Against

American Express Co.	AXP	25816109	2/28/2006	4/24/2006	Elect director D.F. Akerson	Issuer	Voted	For	For
					Elect director C. Barshefsky	Issuer	Voted	For	For
					Elect director U.M. Burns	Issuer	Voted	For	For
					Elect director K.I. Chenault	Issuer	Voted	For	For
					Elect director P. Chernin	Issuer	Voted	For	For
					Elect director P.R. Dolan	Issuer	Voted	For	For
					Elect director V.E. Jordan	Issuer	Voted	For	For
					Elect director J. Leschly	Issuer	Voted	For	For

					Elect director R.A. McGinn	Issuer	Voted	For	For
					Elect director E.D. Miller	Issuer	Voted	For	For
					Elect director F.P. Popoff	Issuer	Voted	For	For
					Elect director R.D. Walter	Issuer	Voted	For	For
					Ratification of auditors - PricewaterhouseCoopers	Issuer	Voted	For	For
					Proposal relating to stock options	Shareholder	Voted	Against	Against
					Proposal relating to majority voting for directors	Shareholder	Voted	Against	Against
					Proposal relating to the Company's employment policies	Shareholder	Voted	Against	Against
Proposal relating to reimbursement of expenses for certain
					shareholder nominated director candidates	Shareholder	Voted	Against	Against

Charles Schwab Corp.	SCH	808513105	3/20/2006	5/18/2006	Elect director Nancy H. Bechtle	Issuer	Voted	For	For
					Elect director C. Preston Butcher	Issuer	Voted	For	For
					Elect director Marjorie Magner	Issuer	Voted	For	For
Approval of amendments to the Certificate of Incorporation bylaws
					to provide for the annual election of directors	Issuer	Voted	For	For
					Proposal regarding the effect of a flat tax	Shareholder	Voted	Against	Against
					Proposal regarding political contributions	Shareholder	Voted	Against	Against
					Proposal regarding majority voting	Shareholder	Voted	Against	Against
					Proposal regarding severance payments	Shareholder	Voted	Against	Against

Amazon.com Inc.	AMZN	23135106	4/3/2006	5/23/2006	Elect director Jeffrey P. Bezos	Issuer	Voted	For	For
					Elect director Tom A. Alberg	Issuer	Voted	For	For
					Elect director John Seely Brown	Issuer	Voted	For	For
					Elect director John Doerr	Issuer	Voted	For	For
					Elect director William B. Gordon	Issuer	Voted	For	For
					Elect director Myrtle S. Potter	Issuer	Voted	For	For
					Elect director Thomas O. Ryder	Issuer	Voted	For	For
					Elect director Patricia Q. Stonesifer	Issuer	Voted	For	For
					Ratification of auditors - Ernst & Young	Issuer	Voted	For	For

Williams-Sonoma Inc.	WSM	969904101	3/24/2006	5/23/2006	Elect director W. Howard Lester	Issuer	Voted	For	For
					Elect director Edward A. Mueller	Issuer	Voted	For	For
					Elect director Sanjiv Ahuja	Issuer	Voted	For	For
					Elect director Adrian D.P. Bellamy	Issuer	Voted	For	For
					Elect director Patrick J. Connolly	Issuer	Voted	For	For
					Elect director Adrian T. Dillon	Issuer	Voted	For	For
					Elect director Jeanne P. Jackson	Issuer	Voted	For	For
					Elect director Michael R. Lynch	Issuer	Voted	For	For
					Elect director Richard T. Robertson	Issuer	Voted	For	For
					Elect director David B. Zenoff	Issuer	Voted	For	For
Amendment and restatement of the 2001 long-term incentive plan to (1) increase the shares issuable by 6,000,000 shares, plus
705,743 shares remaining in our 1993 stock option plan and 2000 nonqualified stock option plan, plus up to 754,160 shares under these plans that subsequently expire unexercised and (2) to make
					certain other amendments	Issuer	Voted	For	For
					Ratification of auditors - Deloitte & Touche	Issuer	Voted	For	For

Walt Disney Co.	DIS	254687106	1/9/2006	3/10/2006	Elect director John E. Bryson	Issuer	Voted	For	For
					Elect director John S. Chen	Issuer	Voted	For	For
					Elect director Judith L. Estrin	Issuer	Voted	For	For
					Elect director Robert A. Iger	Issuer	Voted	For	For
					Elect director Fred H. Langhammer	Issuer	Voted	For	For
					Elect director Aylwin B. Lewis	Issuer	Voted	For	For
					Elect director Monica C. Lozano	Issuer	Voted	For	For
					Elect director Robert W. Matschullat	Issuer	Voted	For	For
					Elect director George J. Mitchell	Issuer	Voted	For	For
					Elect director Leo J. O'Donovan, S.J.	Issuer	Voted	For	For
					Elect director John E. Pepper, Jr.	Issuer	Voted	For	For
					Elect director Orin C. Smith	Issuer	Voted	For	For
					Elect director Gary L. Wilson	Issuer	Voted	For	For
					Ratification of auditors - PricewaterhouseCoopers	Issuer	Voted	For	For
					Proposal relating to greenmail	Shareholder	Voted	Against	Against
					Proposal relating to China labor standards	Shareholder	Voted	Against	Against

Pepsico Inc.	PEP	713448108	3/10/2006	5/3/2006	Elect director J.F. Akers	Issuer	Voted	For	For
					Elect director R.E. Allen	Issuer	Voted	For	For
					Elect director D. Dublon	Issuer	Voted	For	For
					Elect director V.J. Dzau	Issuer	Voted	For	For
					Elect director R.L. Hunt	Issuer	Voted	For	For
					Elect director A. Ibarguen	Issuer	Voted	For	For
					Elect director A.C. Martinez	Issuer	Voted	For	For
					Elect director K. Nooyi	Issuer	Voted	For	For
					Elect director S.S. Reinemund	Issuer	Voted	For	For
					Elect director S.P. Rockefeller	Issuer	Voted	For	For
					Elect director J.J. Schiro	Issuer	Voted	For	For
					Elect director F.A. Thomas	Issuer	Voted	For	For
					Elect director C.M. Trudell	Issuer	Voted	For	For
					Elect director D. Vasella	Issuer	Voted	For	For
					Elect director M.D. White	Issuer	Voted	For	For
					Approval of auditors	Issuer	Voted	For	For
					Proposal regarding political contributions	Shareholder	Voted	For	For
					Proposal regarding charitable contributions	Shareholder	Voted	Against	Against

Time Warner Inc.	TWX	887317105	3/24/2006	5/19/2006	Elect director James L. Barksdale	Issuer	Voted	For	For
					Elect director Stephen F. Bollenbach	Issuer	Voted	For	For
					Elect director Frank J. Caufield	Issuer	Voted	For	For
					Elect director Robert C. Clark	Issuer	Voted	For	For
					Elect director Jessica P. Einhorn	Issuer	Voted	For	For
					Elect director Reuben Mark	Issuer	Voted	For	For
					Elect director Michael A. Miles	Issuer	Voted	For	For
					Elect director Kenneth J. Novack	Issuer	Voted	For	For
					Elect director Richard D. Parsons	Issuer	Voted	For	For
					Elect director Francis T. Vincent, Jr.	Issuer	Voted	For	For
					Elect director Deborah C. Wright	Issuer	Voted	For	For
					Ratification of auditors	Issuer	Voted	For	For
					Approval of the Time Warner 2006 stock incentive plan	Issuer	Voted	For	For

					Proposal regarding simple majority vote	Shareholder	Voted	Against	Against
					Proposal regarding separation of roles of Chairman and CEO	Shareholder	Voted	Against	Against
					Proposal regarding code of vendor conduct	Shareholder	Voted	Against	Against

Microsoft Corp.	MSFT	594918104	9/9/2005	11/9/2005	Elect director William H. Gates III	Issuer	Voted	For	For
					Elect director Steven A. Ballmer	Issuer	Voted	For	For
					Elect director James I. Cash Jr.	Issuer	Voted	For	For
Elect director Dina Dublon
					Elect director Raymond V. Gilmartin	Issuer	Voted	For	For
					Elect director A. McLaughlin Korologos	Issuer	Voted	For	For
					Elect director David F. Marquardt	Issuer	Voted	For	For
					Elect director Charles H. Noski	Issuer	Voted	For	For
					Elect director Helmut Panke	Issuer	Voted	For	For
					Elect director Jon A. Shirley	Issuer	Voted	For	For
					Ratification of auditors - Deloitte & Touche	Issuer	Voted	For	For

Automatic Data
Processing Inc.	ADP	053015103	9/9/2005	11/8/2005	Elect director Gregory D. Brenneman	Issuer	Voted	For	For
					Elect director Leslie A.Brun	Issuer	Voted	For	For
					Elect director Gary C. Butler	Issuer	Voted	For	For
					Elect director Leon G. Cooperman	Issuer	Voted	For	For
					Elect director R. Glenn Hubbard	Issuer	Voted	For	For
					Elect director John P. Jones	Issuer	Voted	For	For
					Elect director Ann Dibble Jordan	Issuer	Voted	For	For
					Elect director Harvey M. Krueger	Issuer	Voted	For	For
					Elect director Frederic V. Malek	Issuer	Voted	For	For
					Elect director Henry Taub	Issuer	Voted	For	For
					Elect director Arthur F. Weinbach	Issuer	Voted	For	For
					Ratification of auditors - Deloitte & Touche	Issuer	Voted	For	For

Dell Inc.	DELL	24702R101	5/20/2005	7/15/2005	Elect director Donald J. Carty	Issuer	Voted	For	For
					Elect director Michael S. Dell	Issuer	Voted	For	For
					Elect director William H. Gray III	Issuer	Voted	For	For
					Elect director Judy C. Lewent	Issuer	Voted	For	For
					Elect director Thomas W. Luce III	Issuer	Voted	For	For
					Elect director Klaus S. Luft	Issuer	Voted	For	For
					Elect director Alex J. Mandl	Issuer	Voted	For	For
					Elect director Michael A. Miles	Issuer	Voted	For	For
					Elect director Samuel A. Nunn Jr.	Issuer	Voted	For	For
					Elect director Kevin B. Rollings	Issuer	Voted	For	For
					Ratification of auditors	Issuer	Voted	For	For
					Proposal relating to majority voting for directors	Shareholder	Voted	Against	Against
					Proposal relating to expensing stock options	Shareholder	Voted	Against	Against

Medtronic Inc.	MDT	585055106	7/1/2005	8/25/2005	Elect director Shirley A. Jackson	Issuer	Voted	For	For
					Elect director Denise M. O'Leary	Issuer	Voted	For	For
					Elect director Jean-Pierre Rosso	Issuer	Voted	For	For
					Elect director Jack W. Schuler	Issuer	Voted	For	For
					Ratification of auditors - PricewaterhouseCoopers	Issuer	Voted	For	For

					Approval of Medtronic 2005 Employees Stock Purchase Plan	Issuer	Voted	For	For
					Approval of 1998 Outside Director Stock Compensation Plan	Issuer	Voted	For	For

Sysco Corp.	SYY	871829107	9/13/2005	11/11/2005	Elect director Judith B. Craven	Issuer	Voted	For	For
					Elect director Richard G. Merrill	Issuer	Voted	For	For
					Elect director Phyllis S. Sewell	Issuer	Voted	For	For
					Elect director Richard G. Tilghman	Issuer	Voted	For	For
					Ratification of auditors - Ernst & Young	Issuer	Voted	For	For
					Approval of the 2005 Management Incentive Plan	Issuer	Voted	For	For
Approval of the payment of compensation to certain executive officers under the 2000 Management Incentive Plan pursuant to
					Section 162(M) of the Internal Revenue Code	Issuer	Voted	For	For
					Approval of the 2005 Non-Employee Directors Stock Plan	Issuer	Voted	For	For

Electronic Arts Inc.	ERTS	285512109	6/6/2005	7/28/2005	Elect director M. Richard Asher	Issuer	Voted	For	For
					Elect director Leonard S. Coleman	Issuer	Voted	For	For
					Elect director Gary M. Kusin	Issuer	Voted	For	For
					Elect director Gregory B. Maffei	Issuer	Voted	For	For
					Elect director Timothy Mott	Issuer	Voted	For	For
					Elect director Vivek Paul	Issuer	Voted	For	For
					Elect director Robert W. Pittman	Issuer	Voted	For	For
					Elect director Lawrence F. Probst III	Issuer	Voted	For	For
					Elect director Linda J. Srere	Issuer	Voted	For	For
					Proposal to amend the 2000 Equity Incentive Plan	Issuer	Voted	For	For
					Proposal to amend the 2000 Employee Stock Purchase Plan	Issuer	Voted	For	For
					Ratification of auditors	Issuer	Voted	For	For

Procter & Gamble Co.
(AGM)	PG	742718109	8/12/2005	10/11/2005	Elect director Bruce L. Byrnes	Issuer	Voted	For	For
					Elect director Scott D. Cook	Issuer	Voted	For	For
					Elect director Charles R. Lee	Issuer	Voted	For	For
					Elect director James McNerney	Issuer	Voted	For	For
					Elect director Ernesto Zedillo	Issuer	Voted	For	For
					Ratification of auditors	Issuer	Voted	For	For
Approval of amendment to amended Articles of Incorporation and
Code of Regulations to eliminate references to the Executive
					Committee	Issuer	Voted	For	For
Approval of amendment to the Code of Regulations to provide for
					the annual election of all directors	Issuer	Voted	For	For
					Proposal relating to compliance with animal testing policy	Shareholder	Voted	Against	Against
					Proposal to sell the company	Shareholder	Voted	Against	Against
					Proposal relating to political contributions	Shareholder	Voted	Against	Against

Proposal to adopt the agreement and plan of merger, dated as of
January 27, 2005 among the Procter & Gamble Company,
Aquarium Acquisition Corp, a wholly-owned subsidiary of Procter
Procter & Gamble Co.					& Gamble and the Gillette Company, and approve the issuance of
(Special)	PG	742718109	5/19/2005	7/12/2005	Procter & Gamble common stock in the merger	Issuer	Voted	For	For

Proposal to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of the special meeting to adopt the merger agreement and approve the issuance of Procter &
Gamble common stock in the merger	Issuer	Voted	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ John C. Mahler, Jr.

John C. Mahler, Jr.,
President
W.P. Stewart & Co. Growth Fund, Inc.

Date: August 1, 2006